EMPLOYEE BENEFIT PLANS - Defined benefit plans and other postretirement benefit plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EMPLOYEE BENEFIT PLANS
Deferred compensation expense	$ 1	$ 1	$ 1
Money purchase pension plan
EMPLOYEE BENEFIT PLANS
Employer contribution limit (as a percent of compensation)	8.00%
Salary deferral plan for new hires
EMPLOYEE BENEFIT PLANS
Employer matching contribution as a percentage of employee's contribution	100.00%
Employer contribution limit (as a percent of compensation)	4.00%
Period of service, to be achieved by the employees, to receive additional matching percentage	6 years
Salary deferral plan
EMPLOYEE BENEFIT PLANS
Employer contribution limit (as a percent of compensation)	2.00%
United States
EMPLOYEE BENEFIT PLANS
Period of additional annual pay credits	5 years
Non-discretionary employer contributions (as a percent)	6.00%
Employer matching contribution (as a percent)	4.00%
Total Employer contribution (as a percent)	10.00%
Non U.S.
EMPLOYEE BENEFIT PLANS
Total defined contribution expense	$ 7	$ 8	$ 7
Transition period for contributions	5 years
Non U.S. | Salary deferral plan for new hires
EMPLOYEE BENEFIT PLANS
Employer matching contribution as a percentage of employee's contribution	12.00%
Non U.S. | Salary deferral plan
EMPLOYEE BENEFIT PLANS
Employer matching contribution as a percentage of employee's contribution	15.00%
Minimum | Salary deferral plan
EMPLOYEE BENEFIT PLANS
Employer contribution limit (as a percent of compensation)	0.50%
Minimum | United States
EMPLOYEE BENEFIT PLANS
Annual pay credits, percentage of eligible pay	4.00%
Additional annual pay credits, percentage of eligible pay for participants in the plan on July 1, 2004	1.00%
Maximum | United States
EMPLOYEE BENEFIT PLANS
Annual pay credits, percentage of eligible pay	12.00%
Additional annual pay credits, percentage of eligible pay for participants in the plan on July 1, 2004	8.00%